Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Facsimile: (215) 988-2757

www.faegredrinker.com

December 21, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bow River Capital Evergreen Fund (Registration Nos. 811-23566,

333-237941) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment no. 3 to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. The purpose of this pre-effective amendment is to respond to comments received from the Staff on the Fund’s registration statement on Form N-2 and to provide the Fund’s financial statements.

Questions should be directed to me at (215) 988-2959 or, in my absence, to Stacie L. Lamb at (312) 569-1146.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer

cc:	Stacie L. Lamb